Document and Entity Information	2 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Longview Acquisition Corp. II
Entity Central Index Key	0001832300
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false